UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL fUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: July 1, 2015 through June 30, 2016

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05476
Reporting Period: 07/01/2015 - 06/30/2016
Lord Abbett Global Fund, Inc.

=============== Lord Abbett Emerging Markets Corporate Debt Fund ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== Lord Abbett Emerging Markets Currency Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= Lord Abbett Emerging Markets Local Bond Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== Lord Abbett Multi-Asset Global Opportunity Fund ================

LORD ABBETT HIGH YIELD FUND

Ticker:       LAHYX          Security ID:  54400N409
Meeting Date: NOV 05, 2015   Meeting Type: Special
Record Date:  AUG 10, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    To amend the fundamental investment     For       Proportional Management
      restriction regarding Borrowing
1b    To amend the fundamental investment     For       Proportional Management
      restriction regarding Lending
2     To ratify Deloitte & Touche LLP as the  For       Proportional Management
      Fund's independent registered public
      accounting firm

--------------------------------------------------------------------------------

LORD ABBETT INTERNATIONAL DIVIDEND INCOME

Ticker:       LAIDX          Security ID:  543915359
Meeting Date: NOV 05, 2015   Meeting Type: Special
Record Date:  AUG 10, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    To amend the fundamental investment     For       Proportional Management
      restriction regarding Borrowing
1b    To amend the fundamental investment     For       Proportional Management
      restriction regarding Lending
2     To ratify Deloitte & Touche LLP as the  For       Proportional Management
      Fund's independent registered public
      accounting firm

--------------------------------------------------------------------------------

LORD ABBETT MID-CAP STOCK FUND, INC.

Ticker:       LMCYX          Security ID:  543919500
Meeting Date: NOV 05, 2015   Meeting Type: Special
Record Date:  AUG 10, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    To amend the fundamental investment     For       Proportional Management
      restriction regarding Borrowing
1b    To amend the fundamental investment     For       Proportional Management
      restriction regarding Lending
2     To ratify Deloitte & Touche LLP as the  For       Proportional Management
      Fund's independent registered public
      accounting firm

--------------------------------------------------------------------------------

LORD ABBETT SHORT DURATION INCOME FUND

Ticker:       LLDYX          Security ID:  543916688
Meeting Date: NOV 05, 2015   Meeting Type: Special
Record Date:  AUG 10, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    To amend the fundamental investment     For       Proportional Management
      restriction regarding Borrowing
1b    To amend the fundamental investment     For       Proportional Management
      restriction regarding Lending
2     To ratify Deloitte & Touche LLP as the  For       Proportional Management
      Fund's independent registered public
      accounting firm

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 18, 2016